Convertible Senior Notes - Schedule of Conversion of Senior Notes (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Net carrying amount	$ 329,905	$ 316,181
0.125% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal: 0.125% Convertible Senior Notes	402,500	402,500
Less: debt discount, net 0.125% Convertible Senior Notes	(72,595)	(86,319)
Net carrying amount	$ 329,905	$ 316,181